HighMark Funds

Equity Funds

Supplement dated June 18, 2013 to

the Retail Shares Prospectus and the Fiduciary Shares Prospectus,

dated December 1, 2012, as supplemented January 28, 2013 and April 3, 2013,

and the Class U Shares Prospectus, dated December 1, 2012, as supplemented April 3, 2013.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective June 18, 2013:

The primary benchmark for HighMark Value Fund is hereby changed from the S&P 500 Index to the Russell 1000 Value Index to better match the investment strategies of HighMark Value Fund. The secondary benchmark is hereby changed from the Russell 1000 Value Index to the S&P 500 Index. The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies. The Prospectuses are hereby modified accordingly.